Fair Value Measurements and Financial Instruments (Auction Rate Securities) (Details) - Auction Rate Securities [Member] $ in Millions	12 Months Ended
Jan. 02, 2016 USD ($)
Unobservable Input Reconciliation [Roll Forward]
Balance as of January 3, 2015	$ 0
Auction rate securities acquired from Thoratec	5
Sale of auction rate securities	(5)
Balance as of January 2, 2016	$ 0